Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Schedule of Inventories	Inventories, consisted of the following (in thousands):
	September 30, 2023	December 31, 2022
Raw materials	$1,227	$1,010
Work-in-progress	31	164
Finished goods	139	121
	$1,397	$1,295
Inventories, consisted of the following (in thousands):
	December 31,
	2022	2021
Raw materials	$1,010	$811
Work-in-progress	164	112
Finished goods	121	137
	$1,295	$1,060